Related Party Transactions	9 Months Ended
Jan. 31, 2024
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
10.
RELATED PARTY TRANSACTIONS

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, including executive officers. During the three and nine months ended January 31, 2024 and 2023, the compensation for key management is as follows:

	Three months ended January 31,		Nine months ended January 31,
(in thousands)	2024 $	2023 $	2024 $	2023 $
Salaries and other short-term benefits	238	530	1,811	1,938
Severance (included in salaries)	—	63	60	123
Share-based payments	(258)	124	862	555
Director compensation (included in salaries)	85	83	256	250
	65	800	2,989	2,866

At January 31, 2024, included in accounts payable and accrued liabilities is $1.6 million (April 30, 2023 - $0.9 million) due to related parties. The amounts payable are non-interest bearing and unsecured.

These transactions are in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties, unless otherwise noted.